Share-based payments - Movements in option and award plans (Details)		12 Months Ended
		Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1]	58,370,000	167,476,000
Transfers in the year, number of options	[1],[2]	823,000	(2,450,000)
Granted in the year, number of options	[1]	1,653,000	855,000
Exercised/released in the year, number of options	[1]	(56,316,000)	(102,752,000)
Less: forfeited in the year, number of options	[1]	(1,590,000)	(4,759,000)
Less: expired in the year, number of options	[1]	0	0
Outstanding at end of year, Number of options	[1]	2,940,000	58,370,000
Of which exercisable, number of options	[1]	0	0
DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1]	183,962,000	115,929,000
Transfers in the year, number of options	[1],[2]	2,111,000	(2,547,000)
Granted in the year, number of options	[1]	197,231,000	119,668,000
Exercised/released in the year, number of options	[1]	(74,379,000)	(39,820,000)
Less: forfeited in the year, number of options	[1]	(14,716,000)	(9,268,000)
Less: expired in the year, number of options	[1]	0	0
Outstanding at end of year, Number of options	[1]	294,209,000	183,962,000
Of which exercisable, number of options	[1]	0	0
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1]	38,092,000	129,307,000
Transfers in the year, number of options	[1],[2],[3]	(3,042,000)	(90,609,000)
Granted in the year, number of options	[1],[3]	101,881,000	61,736,000
Exercised/released in the year, number of options	[1],[3]	(91,337,000)	(56,498,000)
Less: forfeited in the year, number of options	[1],[3]	(7,081,000)	(5,844,000)
Less: expired in the year, number of options	[1],[3]	(1,032,000)	0
Outstanding at end of year, Number of options	[1]	37,481,000	38,092,000
Of which exercisable, number of options	[1],[3]	5,499,000	4,083,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable, number of options		2,641,766
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	[1],[3]	£ 1.39	£ 1.39
Granted in the year, weighted average exercise price | £ / shares	[1],[3]	1.19	1.51
Exercised/released in the year, weighted average exercise price | £ / shares	[1],[3]	1.21	1.5
Less: forfeited in the year, weighted average exercise price | £ / shares	[1],[3]	1.51	1.52
Less: expired in the year, weighted average exercise price | £ / shares	[1],[3]	2	1.72
Outstanding at end of year, Weighted average exercise price | £ / shares	[1],[3]	1.27	1.39
Of which exercisable, weighted average exercise price | £ / shares	[1],[3]	£ 1.31	£ 1.9

[1]	Options/award granted over Barclays PLC shares.
[2]	Awards of employees transferred between Barclays Bank Group and the rest of the Group.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 2,693,798 ) . The weighted average exercise price relates to Sharesave.